Cover page Document	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Optimum Communications, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38126
Entity Tax Identification Number	38-3980194
Entity Address, Address Line One	1 Court Square West
Entity Address, City or Town	Long Island City,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	516
Local Phone Number	803-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	OPTU
Security Exchange Name	NYSE
Entity Central Index Key	0001702780
Amendment Flag	false
Entity Emerging Growth Company	false